Stock Based Compensation Plans: (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500			9,939,500
[custom:OptionsAvailableForGrant-0]	2,721,107			2,721,107
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	3,000,000.0			3,033,750	260,000
[custom:OptionExpense]	$ 1,900,000			$ 1,992,415	$ 656,775
[custom:OptionExpenseInGA]				1,600,000
[custom:OptionExpenseInSiembraMinera]				$ 400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 0.64	$ 0.72
[custom:RepricedOptions]		4,369,565
[custom:ReductionOfExercisePrice]		$ 0.76
[custom:NoncashCompensationExpense]			$ 500,000
Amount Payable In Event Of Change Of Control	6,400,000			$ 6,400,000
[custom:AmountPayableInEventOfMilestoneAchievement-0]	$ 3,200,000			$ 3,200,000